Neuberger Berman Long Short Fund
RISK/RETURN
GOAL
The Fund seeks long term capital appreciation
with a secondary objective of principal preservation.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 24 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 91 in the Fund’s SAI.

Shareholder Fees ( fees paid directly from your investment)
Shareholder Fees Neuberger Berman Long Short Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Long Short Fund		Class A	Class C	Institutional Class
Management fees		1.46%	1.46%	1.35%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.77%	0.77%	0.77%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%
Total annual operating expenses		2.49%	3.24%	2.13%
Fee waiver and/or expense reimbursement		0.42%	0.42%	0.42%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	2.07%	2.82%	1.71%
[1]	"Other expenses" and "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, and extraordinary expenses, if any) of each class are limited to 2.06%, 2.81% and 1.70% of average net assets, respectively. Each of these undertakings lasts until 10/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 2.06%, 2.81% and 1.70% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Long Short Fund (USD $)	1 Year	3 Years
Class A	773	1,186
Class C	385	874
Institutional Class	174	539

Expense Example, No Redemption Neuberger Berman Long Short Fund (USD $)	1 Year	3 Years
Class A	773	1,186
Class C	285	874
Institutional Class	174	539

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distribution causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its goal primarily by taking long and short positions in the global securities markets. The Fund will use long or short positions in common and preferred equity securities, exchange traded funds (“ETFs”), fixed income securities, futures contracts on stock indices, and call and put options on securities including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on securities. The Fund may invest in securities of, and derivative contracts on, U.S. and non-U.S. companies. Futures or options may be used in an attempt to increase returns and/or reduce risks. The Fund will generally invest in equity securities of companies with market capitalizations of at least $250 million, measured at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has fallen below $250 million. The Fund’s typical investment exposure will range from net long exposure of 150% of net asset value (“NAV”) to net short exposure of 20% of NAV. For example, if the Fund’s long portfolio provides long investment exposure of 70% of its NAV and its short portfolio provides short investment exposure of 40% of its NAV, the Fund would have a net long exposure of 30% of NAV. With a few exceptions, the Fund may sell short any instrument in which it can invest long.

With respect to any portion of the Fund’s portfolio invested in long equity positions, the Portfolio Manager generally intends to invest in companies which he believes are undervalued and possess one or more of the following characteristics: (i) companies with strong competitive positions in industries with attractive growth prospects; (ii) companies with the ability to generate sustainable cash flows which are growing at a modest rate over the long-term; (iii) companies whose market price is below the Portfolio Manager’s estimate of the company’s intrinsic value; and (iv) companies with the potential for a catalyst, such as a merger, liquidation, spin off, or management change. The Portfolio Manager’s estimate of a company’s intrinsic value represents his view of the company’s true, long-term economic value (the value of both its tangible and intangible assets), which may be currently distorted by market inefficiencies.

With respect to any portion of the Fund’s portfolio invested in short equity positions, the Portfolio Manager will employ short positions in an attempt to increase returns and/or to reduce risk. The Portfolio Manager’s use of short positions to increase returns and/or reduce certain risks may include, among others: (i) short sales of ETFs representing macro-economically challenged markets, industries or geographies; (ii) short sales of the equity securities of companies that the Portfolio Manager expects to decline in price, lose economic value or generally underperform; or (iii) short positions designed to offset cyclical, currency, or country-specific risks, including, but not limited to, short positions in stock index futures and options on securities.

The Portfolio Manager’s investment process involves identifying companies for further analysis based on a variety of factors, including quantitative screens. Once a company is identified, in-depth research about the company is conducted, which may include building financial models, conducting interviews with management or reviewing publicly available information, such as management’s compensation incentives. The Portfolio Manager combines this research with various valuation methodologies in selecting long and short positions for the Fund.

The Portfolio Manager may make a decision to sell a security, or with respect to a short position, a decision to exit a short position, based on changes at either a macro-economic or general market level or at a specific company. This may include changes in global politics and economics, regulation or legislation by a country, or industry structure. The Portfolio Manager may also sell a security or exit a short position when other opportunities appear more attractive in the Portfolio Manager’s opinion, when a company demonstrates an inability to execute a business plan, or when a company has poor capital allocation, poor earnings quality, or increased risks to the company’s cash flows.

The Fund also typically invests in long positions in fixed income securities of U.S. and non-U.S. companies, including below investment grade securities (commonly known as “junk bonds”). The Fund will not generally take short positions directly in fixed income securities; however, it may take a short position in an ETF investing in fixed income securities. In selecting fixed income securities, the Portfolio Manager generally looks for securities issued by companies that he believes have strong management and compelling valuation. In doing so, the Portfolio Manager analyzes such factors as: ability to generate free cash flow; a demonstrated commitment to use that cash flow to pay down existing debt; and an improving credit profile. As such, the Portfolio Manager focuses on securities issued by companies that have demonstrated improvements in their leverage and asset coverage ratios, are not unreasonably constrained by their existing financing arrangements and have debt with manageable payment schedules.

The Portfolio Manager will allocate investments to sectors without reference to any benchmark; rather, sector allocations will be based on the Portfolio Manager’s assessment of which sectors offer the most attractive risk-adjusted returns. Although the Fund does not seek to be market neutral, depending on market conditions, the Fund’s long investment exposure may equal the Fund’s short investment exposure.

In an effort to achieve its goal, the Fund may engage in active and frequent trading. The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the equity and fixed income markets. The Fund’s use of derivative instruments will also affect its performance and may amplify the risks that are associated with these markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to market movements, sector-swings or other risk factors. The strategy used by the Fund involves complex transactions that involve risks different than direct equity investments.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance.

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results will suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline when the Fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Short Sales Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. Short sales may help hedge against general market risk to the securities held in the portfolio but theoretically present unlimited risk on an individual stock basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it may amplify changes in the Fund’s NAV since it increases the exposure of the Fund to the market.

The Fund may not always be able to close out a short position at a favorable time and price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund.

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses. Certain catalysts, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Recent legislation calls for new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Leverage Risk. Leverage may amplify changes in the Fund’s NAV. Derivative instruments and short positions that the Fund uses may create leverage and can result in losses to the Fund that exceed the amount originally invested. There can be no assurance that the Fund’s use of leverage will be successful. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the Fund’s Portfolio Manager applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income.

Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Interest Rate Risk. The Fund’s total return and share price will fluctuate in response to changes in interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move inversely to movements in interest rates. In general, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Also, because many investors buy stocks and derivatives with borrowed money, an increase in interest rates can cause a decline in those markets as well. Interest rates have been unusually low in recent years.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

ETF Risk. ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF, if any, and may not be permitted to sell poorly performing stocks that are included in the index. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

PERFORMANCE
Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Neuberger Berman Risk Balanced Commodity Strategy Fund
RISK/RETURN
GOAL
The Fund seeks total return.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 25 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 91 in the Fund’s SAI.

Shareholder Fees ( fees paid directly from your investment)
Shareholder Fees Neuberger Berman Risk Balanced Commodity Strategy Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Risk Balanced Commodity Strategy Fund		Class A	Class C	Institutional Class
Management fees		0.96%	0.96%	0.85%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.59%	0.59%	0.59%
Other expenses of subsidiary	[1]	0.18%	0.18%	0.18%
Total other expenses	[1]	0.77%	0.77%	0.77%
Acquired fund fees and expenses	[1]	0.02%	0.02%	0.02%
Total annual operating expenses		2.00%	2.75%	1.64%
Fee waiver and/or expense reimbursement		0.52%	0.52%	0.52%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	1.48%	2.23%	1.12%
[1]	"Other expenses", "Other expenses of subsidiary", "Total other expenses" and "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, and extraordinary expenses, if any) of each class are limited to 1.46%, 2.21% and 1.10% of average net assets, respectively. Each of these undertakings lasts until 10/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.46%, 2.21% and 1.10% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Risk Balanced Commodity Strategy Fund (USD $)	1 Year	3 Years
Class A	717	1,016
Class C	326	697
Institutional Class	114	356

Expense Example, No Redemption Neuberger Berman Risk Balanced Commodity Strategy Fund (USD $)	1 Year	3 Years
Class A	717	1,016
Class C	226	697
Institutional Class	114	356

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals.

The Fund seeks to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to directly invest in commodities. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to primarily gain exposure to these investments by investing in a wholly-owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”).

The Fund may invest up to 25% of its total assets at the time of purchase in the Subsidiary. The Subsidiary is managed by Neuberger Berman Management LLC and has the same investment goal as the Fund. The Subsidiary may invest without limitation in commodity-linked derivative instruments. The Subsidiary also may invest in fixed income securities, cash or cash equivalent instruments, or money market mutual funds, some of which may serve as collateral for the Subsidiary’s derivative instruments.

Fund assets not invested either in the Subsidiary or directly in commodity-linked derivative instruments will be invested in fixed income securities, cash or cash equivalent instruments, or money market mutual funds.

The Fund (including the Subsidiary) may hold commodity-linked derivative instruments that provide leveraged exposure to commodities so that the Fund’s (including the Subsidiary’s) investment exposure to commodities (through its use of commodity-linked derivative instruments) may, at times, equal or slightly exceed the Fund’ net assets.

In managing the Fund’s commodity investments, the Portfolio Managers seek to identify investment opportunities using quantitative models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Portfolio Managers seek to provide investors with an investment vehicle whose returns are not highly correlated with other major asset classes.

The Portfolio Managers will use various quantitative models employing strategies designed to capture investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a risk-based strategy that considers level of risk the Portfolio Managers believe to be associated with the commodity, determined by considering both the volatility of the commodity and the risk of large declines in the price of the commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, precious metal, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.

The Fund’s fixed income investments will be mainly in investment grade fixed income securities and are intended to provide liquidity, preserve capital and serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. government and its agencies and instrumentalities, mortgage-backed securities, asset-backed securities, and corporate securities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are deemed by the Portfolio Managers to be of comparable quality.

The Fund may invest up to 10% of its fixed income investments in securities that are below investment grade (commonly known as “junk bonds”) at the time of purchase. In choosing below investment grade securities, the Portfolio Managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund does not normally continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions.

The Fund also may invest up to 35% of its total assets in foreign currency denominated securities.

The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities, and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund may invest a significant amount of its assets in money market mutual funds.

In an effort to achieve its goal, the Fund may engage in active and frequent trading. The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the commodity and fixed income markets. The Fund’s use of derivative instruments will also affect its performance and may amplify the risks that are associated with these markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the Fund focuses its investments in a particular commodity in the commodities market, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. Because the Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Recent legislation calls for new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Leverage Risk. Leverage may amplify changes in the Fund’s net asset value (“NAV”). Derivative instruments that the Fund uses may create leverage and can result in losses to the Fund that exceed the amount originally invested in the derivative instruments. There can be no assurance that the Fund’s use of leverage will be successful.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Although that income does not include income derived directly from certain commodity-linked derivative instruments, the Internal Revenue Service (“Service”) has issued a large number of private letter rulings (which the Fund may not cite as precedent) in recent years that income from a wholly-owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is such “qualifying income.”  If the Service were to change that position, such that the Fund’s income from the Subsidiary is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In that event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or the Fund’s liquidation.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked derivative instruments and other investments held by the Subsidiary are similar to those that are permitted to be held by the Fund and thus, are subject to the same risks whether or not they are held by the Fund or the Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund and its shareholders.

Regulatory Risk. Governments, agencies, or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the Fund’s performance. The Commodity Futures Trading Commission (“CFTC”) recently proposed significant changes in the way in which registered investment companies that invest in commodities markets are regulated. To the extent these proposals are adopted, the Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies or, if deemed necessary, liquidating the Fund.

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Interest Rate Risk. The Fund’s total return and share price will fluctuate in response to changes in interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move inversely to movements in interest rates. In general, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Also, because many investors buy stocks and derivatives with borrowed money, an increase in interest rates can cause a decline in those markets as well. Interest rates have been unusually low in recent years.

Prepayment and Extension Risk. The Fund’s performance could be affected if unexpected interest rate trends cause the Fund’s mortgage- or asset-backed securities to be paid off earlier or later than expected, shortening or lengthening their duration.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Lower-Rated Debt Securities Risk. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Management Risk. Fund performance is dependent upon the success of the Portfolio Managers in implementing the Fund’s investment strategy in pursuit of its objective. To a significant extent, the Fund’s performance will depend on the success of implementing and managing the investment models. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual or disruptive events cause market moves the nature or size of which are inconsistent with the historic performance of individual markets and their relationship to one another or to other macroeconomic events. Models also may have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could be incurred.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Other Investment Company Risk. Through its investment in other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

PERFORMANCE
Performance history will be available for the Fund after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 28, 2011
Registrant Name	dei_EntityRegistrantName	Neuberger Berman Alternative Funds
Central Index Key	dei_EntityCentralIndexKey	0001317474
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 28, 2011
Prospectus Date	rr_ProspectusDate	Dec 28, 2011
Neuberger Berman Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of principal preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 24 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 91 in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees ( fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distribution causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" and "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other expenses" and "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its goal primarily by taking long and short positions in the global securities markets. The Fund will use long or short positions in common and preferred equity securities, exchange traded funds (“ETFs”), fixed income securities, futures contracts on stock indices, and call and put options on securities including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on securities. The Fund may invest in securities of, and derivative contracts on, U.S. and non-U.S. companies. Futures or options may be used in an attempt to increase returns and/or reduce risks. The Fund will generally invest in equity securities of companies with market capitalizations of at least $250 million, measured at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has fallen below $250 million. The Fund’s typical investment exposure will range from net long exposure of 150% of net asset value (“NAV”) to net short exposure of 20% of NAV. For example, if the Fund’s long portfolio provides long investment exposure of 70% of its NAV and its short portfolio provides short investment exposure of 40% of its NAV, the Fund would have a net long exposure of 30% of NAV. With a few exceptions, the Fund may sell short any instrument in which it can invest long.

With respect to any portion of the Fund’s portfolio invested in long equity positions, the Portfolio Manager generally intends to invest in companies which he believes are undervalued and possess one or more of the following characteristics: (i) companies with strong competitive positions in industries with attractive growth prospects; (ii) companies with the ability to generate sustainable cash flows which are growing at a modest rate over the long-term; (iii) companies whose market price is below the Portfolio Manager’s estimate of the company’s intrinsic value; and (iv) companies with the potential for a catalyst, such as a merger, liquidation, spin off, or management change. The Portfolio Manager’s estimate of a company’s intrinsic value represents his view of the company’s true, long-term economic value (the value of both its tangible and intangible assets), which may be currently distorted by market inefficiencies.

With respect to any portion of the Fund’s portfolio invested in short equity positions, the Portfolio Manager will employ short positions in an attempt to increase returns and/or to reduce risk. The Portfolio Manager’s use of short positions to increase returns and/or reduce certain risks may include, among others: (i) short sales of ETFs representing macro-economically challenged markets, industries or geographies; (ii) short sales of the equity securities of companies that the Portfolio Manager expects to decline in price, lose economic value or generally underperform; or (iii) short positions designed to offset cyclical, currency, or country-specific risks, including, but not limited to, short positions in stock index futures and options on securities.

The Portfolio Manager’s investment process involves identifying companies for further analysis based on a variety of factors, including quantitative screens. Once a company is identified, in-depth research about the company is conducted, which may include building financial models, conducting interviews with management or reviewing publicly available information, such as management’s compensation incentives. The Portfolio Manager combines this research with various valuation methodologies in selecting long and short positions for the Fund.

The Portfolio Manager may make a decision to sell a security, or with respect to a short position, a decision to exit a short position, based on changes at either a macro-economic or general market level or at a specific company. This may include changes in global politics and economics, regulation or legislation by a country, or industry structure. The Portfolio Manager may also sell a security or exit a short position when other opportunities appear more attractive in the Portfolio Manager’s opinion, when a company demonstrates an inability to execute a business plan, or when a company has poor capital allocation, poor earnings quality, or increased risks to the company’s cash flows.

The Fund also typically invests in long positions in fixed income securities of U.S. and non-U.S. companies, including below investment grade securities (commonly known as “junk bonds”). The Fund will not generally take short positions directly in fixed income securities; however, it may take a short position in an ETF investing in fixed income securities. In selecting fixed income securities, the Portfolio Manager generally looks for securities issued by companies that he believes have strong management and compelling valuation. In doing so, the Portfolio Manager analyzes such factors as: ability to generate free cash flow; a demonstrated commitment to use that cash flow to pay down existing debt; and an improving credit profile. As such, the Portfolio Manager focuses on securities issued by companies that have demonstrated improvements in their leverage and asset coverage ratios, are not unreasonably constrained by their existing financing arrangements and have debt with manageable payment schedules.

The Portfolio Manager will allocate investments to sectors without reference to any benchmark; rather, sector allocations will be based on the Portfolio Manager’s assessment of which sectors offer the most attractive risk-adjusted returns. Although the Fund does not seek to be market neutral, depending on market conditions, the Fund’s long investment exposure may equal the Fund’s short investment exposure.

In an effort to achieve its goal, the Fund may engage in active and frequent trading. The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the equity and fixed income markets. The Fund’s use of derivative instruments will also affect its performance and may amplify the risks that are associated with these markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to market movements, sector-swings or other risk factors. The strategy used by the Fund involves complex transactions that involve risks different than direct equity investments.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance.

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results will suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline when the Fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Short Sales Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. Short sales may help hedge against general market risk to the securities held in the portfolio but theoretically present unlimited risk on an individual stock basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it may amplify changes in the Fund’s NAV since it increases the exposure of the Fund to the market.

The Fund may not always be able to close out a short position at a favorable time and price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund.

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses. Certain catalysts, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Recent legislation calls for new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Leverage Risk. Leverage may amplify changes in the Fund’s NAV. Derivative instruments and short positions that the Fund uses may create leverage and can result in losses to the Fund that exceed the amount originally invested. There can be no assurance that the Fund’s use of leverage will be successful. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the Fund’s Portfolio Manager applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income.

Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Interest Rate Risk. The Fund’s total return and share price will fluctuate in response to changes in interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move inversely to movements in interest rates. In general, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Also, because many investors buy stocks and derivatives with borrowed money, an increase in interest rates can cause a decline in those markets as well. Interest rates have been unusually low in recent years.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

ETF Risk. ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF, if any, and may not be permitted to sell poorly performing stocks that are included in the index. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the Fund is considered non-diversified. As such, the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund's risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Neuberger Berman Long Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.46%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.07%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	773
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,186
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	773
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,186
Neuberger Berman Long Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.46%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	3.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.82%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	385
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	874
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	285
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	874
Neuberger Berman Long Short Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.35%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.71%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	539
Neuberger Berman Risk Balanced Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 25 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 91 in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees ( fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses", "Other expenses of subsidiary", "Total other expenses" and "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other expenses", "Other expenses of subsidiary", "Total other expenses" and "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals.

The Fund seeks to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to directly invest in commodities. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to primarily gain exposure to these investments by investing in a wholly-owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”).

The Fund may invest up to 25% of its total assets at the time of purchase in the Subsidiary. The Subsidiary is managed by Neuberger Berman Management LLC and has the same investment goal as the Fund. The Subsidiary may invest without limitation in commodity-linked derivative instruments. The Subsidiary also may invest in fixed income securities, cash or cash equivalent instruments, or money market mutual funds, some of which may serve as collateral for the Subsidiary’s derivative instruments.

Fund assets not invested either in the Subsidiary or directly in commodity-linked derivative instruments will be invested in fixed income securities, cash or cash equivalent instruments, or money market mutual funds.

The Fund (including the Subsidiary) may hold commodity-linked derivative instruments that provide leveraged exposure to commodities so that the Fund’s (including the Subsidiary’s) investment exposure to commodities (through its use of commodity-linked derivative instruments) may, at times, equal or slightly exceed the Fund’ net assets.

In managing the Fund’s commodity investments, the Portfolio Managers seek to identify investment opportunities using quantitative models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Portfolio Managers seek to provide investors with an investment vehicle whose returns are not highly correlated with other major asset classes.

The Portfolio Managers will use various quantitative models employing strategies designed to capture investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a risk-based strategy that considers level of risk the Portfolio Managers believe to be associated with the commodity, determined by considering both the volatility of the commodity and the risk of large declines in the price of the commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, precious metal, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.

The Fund’s fixed income investments will be mainly in investment grade fixed income securities and are intended to provide liquidity, preserve capital and serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. government and its agencies and instrumentalities, mortgage-backed securities, asset-backed securities, and corporate securities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are deemed by the Portfolio Managers to be of comparable quality.

The Fund may invest up to 10% of its fixed income investments in securities that are below investment grade (commonly known as “junk bonds”) at the time of purchase. In choosing below investment grade securities, the Portfolio Managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund does not normally continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions.

The Fund also may invest up to 35% of its total assets in foreign currency denominated securities.

The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities, and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund may invest a significant amount of its assets in money market mutual funds.

In an effort to achieve its goal, the Fund may engage in active and frequent trading. The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to directly invest in commodities. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to primarily gain exposure to these investments by investing in a wholly-owned subsidiary of the Fund formed in the Cayman Islands ("Subsidiary"). The Fund may invest up to 25% of its total assets at the time of purchase in the Subsidiary. The Subsidiary is managed by Neuberger Berman Management LLC and has the same investment goal as the Fund. The Subsidiary may invest without limitation in commodity-linked derivative instruments. The Subsidiary also may invest in fixed income securities, cash or cash equivalent instruments, or money market mutual funds, some of which may serve as collateral for the Subsidiary's derivative instruments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the commodity and fixed income markets. The Fund’s use of derivative instruments will also affect its performance and may amplify the risks that are associated with these markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the Fund focuses its investments in a particular commodity in the commodities market, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. Because the Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Recent legislation calls for new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Leverage Risk. Leverage may amplify changes in the Fund’s net asset value (“NAV”). Derivative instruments that the Fund uses may create leverage and can result in losses to the Fund that exceed the amount originally invested in the derivative instruments. There can be no assurance that the Fund’s use of leverage will be successful.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Although that income does not include income derived directly from certain commodity-linked derivative instruments, the Internal Revenue Service (“Service”) has issued a large number of private letter rulings (which the Fund may not cite as precedent) in recent years that income from a wholly-owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is such “qualifying income.”  If the Service were to change that position, such that the Fund’s income from the Subsidiary is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In that event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or the Fund’s liquidation.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked derivative instruments and other investments held by the Subsidiary are similar to those that are permitted to be held by the Fund and thus, are subject to the same risks whether or not they are held by the Fund or the Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund and its shareholders.

Regulatory Risk. Governments, agencies, or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the Fund’s performance. The Commodity Futures Trading Commission (“CFTC”) recently proposed significant changes in the way in which registered investment companies that invest in commodities markets are regulated. To the extent these proposals are adopted, the Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies or, if deemed necessary, liquidating the Fund.

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Interest Rate Risk. The Fund’s total return and share price will fluctuate in response to changes in interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move inversely to movements in interest rates. In general, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Also, because many investors buy stocks and derivatives with borrowed money, an increase in interest rates can cause a decline in those markets as well. Interest rates have been unusually low in recent years.

Prepayment and Extension Risk. The Fund’s performance could be affected if unexpected interest rate trends cause the Fund’s mortgage- or asset-backed securities to be paid off earlier or later than expected, shortening or lengthening their duration.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Lower-Rated Debt Securities Risk. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Management Risk. Fund performance is dependent upon the success of the Portfolio Managers in implementing the Fund’s investment strategy in pursuit of its objective. To a significant extent, the Fund’s performance will depend on the success of implementing and managing the investment models. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual or disruptive events cause market moves the nature or size of which are inconsistent with the historic performance of individual markets and their relationship to one another or to other macroeconomic events. Models also may have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could be incurred.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Other Investment Company Risk. Through its investment in other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the Fund is considered non-diversified. As such, the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund's risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Neuberger Berman Risk Balanced Commodity Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.96%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%	[4]
Other expenses of subsidiary	rr_Component2OtherExpensesOverAssets	0.18%	[4]
Other expenses	rr_OtherExpensesOverAssets	0.77%	[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total annual operating expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.48%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	717
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,016
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	717
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,016
Neuberger Berman Risk Balanced Commodity Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.96%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%	[4]
Other expenses of subsidiary	rr_Component2OtherExpensesOverAssets	0.18%	[4]
Other expenses	rr_OtherExpensesOverAssets	0.77%	[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total annual operating expenses	rr_ExpensesOverAssets	2.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.23%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	326
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Neuberger Berman Risk Balanced Commodity Strategy Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%	[4]
Other expenses of subsidiary	rr_Component2OtherExpensesOverAssets	0.18%	[4]
Other expenses	rr_OtherExpensesOverAssets	0.77%	[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total annual operating expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.12%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	356

[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]	"Other expenses" and "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year.
[3]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, and extraordinary expenses, if any) of each class are limited to 2.06%, 2.81% and 1.70% of average net assets, respectively. Each of these undertakings lasts until 10/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 2.06%, 2.81% and 1.70% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[4]	"Other expenses", "Other expenses of subsidiary", "Total other expenses" and "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year.
[5]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, and extraordinary expenses, if any) of each class are limited to 1.46%, 2.21% and 1.10% of average net assets, respectively. Each of these undertakings lasts until 10/31/2014. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.46%, 2.21% and 1.10% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.